CAPITAL LEASES CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Long-term Obligations Under Capital Leases [Table Text Block]

(in thousands of $)	2013	2012
Total obligations under capital leases	159,008	412,371
Less: current portion of obligations under capital leases	—	(5,837)
Long-term obligations under capital leases	159,008	406,534

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2013, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2014	7,754
2015	8,055
2016	8,361
2017	8,676
2018	9,022
2019 and thereafter	183,564
Total minimum lease payments	225,432
Less: Imputed interest	(66,424)
Present value of minimum lease payments	159,008